INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Definite Lived Intangible Assets
Total Definite Lived Intangible Assets	$ 10,890,000	$ 790,000
Less Accumulated Amortization	(1,186,665)	(208,667)
Total Future Amortization Expense	9,703,335	581,333
Total Indefinite Lived Intangible Assets	38,948,500	5,048,500
Total Intangible Assets, Net	48,651,835	5,629,833
Increase in value of intangible assets	1,800,000
Amortization
Amortization Expense	977,998	170,167
Dispensary Licenses
Definite Lived Intangible Assets
Total Indefinite Lived Intangible Assets	38,948,500	5,048,500
Intellectual Property
Definite Lived Intangible Assets
Total Definite Lived Intangible Assets	8,290,000	$ 790,000
Customer Relationships
Definite Lived Intangible Assets
Total Definite Lived Intangible Assets	$ 2,600,000